Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2019	2018
Cash at bank and on hand	26,889,923	41,670,158
Short term deposits in USD	4,646,880	—
Total cash and cash equivalents	31,536,803	41,670,158

Split by currency:

	December 31,	December 31,
	2019	2018
CHF	64.31%	72.33%
USD	35.03%	26.87%
EUR	0.26%	0.51%
GBP	0.40%	0.29%
Total	100.00%	100.00%

The Group pays interests on CHF cash and cash equivalents and earns interests on USD cash and cash equivalents. The Group invest its cash balances into a variety of current and deposit accounts in two different Swiss banks to limit negative interests.

In addition, the Group invests a portion of its USD cash in line with its treasury guidelines.

All cash and cash equivalents were held either at bank or on hand as at December 31, 2019 and December 31, 2018.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
External credit rating of counterparty	2019	2018
P‑1 / A‑1	31,536,646	41,670,040
Cash on hand	157	118
Total cash and cash equivalents	31,536,803	41,670,158

External credit ratings of counterparties were obtained from Moody’s (P‑1) or Standard & Poor’s (A‑1), respectively.